General information	12 Months Ended
Dec. 31, 2011
General information [Abstract]
General information
Note 1- General information

Seadrill Limited ("Seadrill" or the "Company") was incorporated in Bermuda in May 2005, and is a listed company on the Oslo Stock Exchange and the New York Stock Exchange. Seadrill, through a number of acquisitions of other companies and contracts for newbuildings, has developed into one of the largest international offshore drilling contractors, providing services within drilling and well services. As of December 31, 2011 the Company owned a versatile fleet consisting of drillships, jack-up rigs, semi-submersible rigs and tender rigs for operations in shallow and deepwater areas, as well as benign and harsh environments, totaling 55 offshore drilling units, including fifteen units under construction.

In addition to owning and operating offshore floaters, jack-up rigs and tender rigs, we provide platform drilling, well intervention and engineering services through the separately Oslo Stock Exchange listed company Seawell Limited, now renamed Archer Ltd ("Archer"), a Bermuda company in which we own 39.9% at the end of December 2011. Effective from February 2011, Archer is no longer fully consolidated into our financial statements, but accounted for as an investment in an associated company.

As used herein, and unless otherwise required by the context, the term "Seadrill" refers to Seadrill Limited and the terms "Company", "we", "Group", "our" and words of similar import refer to Seadrill and its consolidated companies. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (US GAAP). The amounts are presented in United States dollar (US dollar) rounded to the nearest million, unless otherwise stated.

In 2011 we have changed the presentation of unbilled revenue, previously presented as other current assets, now presented under the Accounts receivable line in the Consolidated Balance Sheet. We have adjusted December 2010 figures accordingly for comparison.

We have in 2010 and 2011 significantly expanded our fleet of drilling rigs through acquisitions of new rigs and newbuilding orders. In response to this development and the deconsolidation of Archer, management has reviewed our internal reporting structure including the operating and reporting business segments. This review has resulted in a change in our reporting segments reflecting how the chief operating decision makers assess performance and allocates resources. This change had effect from January 1, 2011, but the segments have also been retrospectively recasted for comparison. The new segments are floaters, jack-up rigs, tender rigs and well services.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

In accordance with  US GAAP, Seadrill's acquisition of Scorpion Offshore Ltd in June 2010 and Archer's acquisitions of Universal Wireline Inc in January 2011, Gray Wireline Service Inc in December 2010, Rig Inspection Services limited in August 2010 have been accounted for as purchases in accordance with Statement of Financial Accounting Standards No. 141R (currently Accounting Standards Codification (ASC) Topic 805 Business Combinations). These acquisitions are described in more detail in Note 25 (Acquisitions). The fair value of the assets acquired and liabilities assumed were included in the Company's consolidated financial statements beginning on the date when control was achieved.

Derivative financial instruments, financial instruments that are held for trading or classified as available-for-sale and other investments in entities owned less than 20% where the Company does not exercise significant influence, are recognized at fair value if fair value is readily determinable.

Non-current assets and disposal groups held for sale are stated at the lower of their carrying amount or fair value less costs of sale.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements.

Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.